Common Stock and Capital Surplus (Schedule of Changes in the Number of Issued Shares of Common Stock) (Details) (Common stock (Note 16) [Member])	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Balance of beginning of fiscal year	14,148,414,920	11,648,360,720	10,861,643,790
Issuance of new shares of common stock by way of public offering		2,337,000,000	634,800,000
Issuance of new shares of common stock by way of third-party allotment		163,000,000	65,200,000
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	2,479,700	54,200
Balance of end of fiscal year	14,150,894,620	14,148,414,920	11,648,360,720
Preferred stock (Note 15) [Member] | Class 8 [Member]
Issuance of new shares of common stock by conversion of preferred stock			43,895,180
Preferred stock (Note 15) [Member] | Class 12 [Member]
Issuance of new shares of common stock by conversion of preferred stock			42,821,750